Note 8 - Share-based Compensation - Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2017
Forfeited, number of options (in shares)	(335,900)
The 2017 Omnibus Incentive Plan [Member]
Outstanding, number of options (in shares)	465,900	343,000
Outstanding, weighted average exercise price (in dollars per share)	$ 27.91	$ 29
Granted, number of options (in shares)	149,700	465,900	343,000	149,700	343,000
Granted, weighted average exercise price (in dollars per share)	$ 13.96	$ 25.08	$ 29
Granted, weighted average grant date fair value (in dollars per share)	$ 8.63	$ 14.49	$ 19.91
Outstanding, weighted average remaining contractual term (Year)	8 years 251 days	9 years 43 days	9 years 357 days
Outstanding, average intrinsic value					$ 27
Granted, number of options (in shares)	19,700	130,000
Forfeited, number of options (in shares)	(335,900)	(7,100)
Forfeited, weighted average exercise price (in dollars per share)	$ 29	$ 29
Forfeited, weighted average grant date fair value (in dollars per share)	$ 19.91	$ 19.91
Outstanding, number of options (in shares)	149,700	465,900	343,000
Outstanding, weighted average exercise price (in dollars per share)	$ 23.61	$ 27.91	$ 29
Exercisable, number of options (in shares)				40,690
Exercisable, weighted average exercise price (in dollars per share)				$ 24.12
Exercisable, weighted average remaining contractual term (Year)	8 years 229 days
Vested and expected to vest, number of options (in shares)				132,040
Vested and expected to vest, weighted average exercise price (in dollars per share)				$ 23.45
Vested and expected to vest, weighted average remaining contractual term (Year)	8 years 259 days
Vested and expected to vest, average intrinsic value